Recently Issued Accounting Standards	3 Months Ended
Mar. 31, 2026
Disclosure of changes in accounting estimates [abstract]
Recently Issued Accounting Standards	RECENTLY ISSUED ACCOUNTING STANDARDS
A number of new standards are effective for annual periods beginning on or after January 1, 2026 and earlier application is permitted; however, PEMEX has not early adopted the new or amended standards in preparing these condensed consolidated interim financial statements.
i.Presentation and Disclosure in Financial Statements (IFRS 18). PEMEX is in the process of assessing the impact of IFRS 18 to meet the new presentation and disclosure requirements.
ii.Other accounting standards

The following new and amended accounting standards are not expected to have a significant impact on PEMEX’s condensed consolidated interim financial statements.

•Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)
•Contracts Referencing Nature-dependent Electricity (Amendments to IFRS 9 and IFRS 7).
•Annual Improvements to IFRS Accounting Standards (Amendments to IFRS 1, IFRS 7, IFRS 9, IFRS 10 and IAS 7).